Accounts receivable, trade (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, trade [Abstract]
Accounts receivable	$ 48,161	$ 59,355
Allowance for doubtful accounts	(98)
Accounts receivable, net	48,063	59,355
Allowance for doubtful accounts addition and balance at the end of the year	98
Write-off of delinquent accounts receivable			$ 191